Basis of Presentation	9 Months Ended
Sep. 30, 2025
Basis of Presentation
Basis of Presentation
2.
Basis of Presentation

Statement of compliance

These condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standards 34, Interim Financial Reporting ("IAS 34"), as issued by the International Accounting Standards Board ("IASB"). These condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements for the six month fiscal period ended December 31, 2024, which have been prepared in accordance with International Financial Reporting Standards as issued by the IASB ("IFRS Accounting Standards").

These condensed consolidated interim financial statements do not include all disclosures required under IFRS Accounting Standards and, accordingly, should be read in conjunction with the consolidated financial statements for the six month fiscal period ended December 31, 2024 and the notes thereto.

These condensed consolidated interim financial statements have been prepared on a going concern basis.

Basis of presentation

These condensed consolidated interim financial statements have been prepared on the historical cost basis except for certain financial instruments and equity investments that are measured at fair value. Financial assets and equity investments classified as fair value through profit or loss ("FVTPL") are measured at their fair value at each reporting date, with changes in fair value recognized in profit or loss during the period in which they arise. Investments in joint ventures over which the Company has significant influence, but not control, are accounted for using the equity method in accordance with IAS 28 Investments in Associates and Joint Ventures. Such investments are initially recognized at cost and are subsequently adjusted to reflect the Company’s share of the investee's profits or losses and distributions received.

These condensed consolidated interim financial statements are presented in the United States dollar ("USD"). The functional currency of Standard Lithium is the Canadian dollar ("CAD"). For this entity, all transactions not denominated in CAD functional currency are considered to be foreign currency transactions. Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reported as foreign exchange loss (gain). Foreign currency denominated non-monetary assets and liabilities, measured at historical cost, are translated at the rate of exchange at the transaction date. The functional currency of all subsidiaries is USD. For these entities, all transactions not denominated in USD functional currency are considered to be foreign currency transactions. Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reported as foreign exchange loss (gain). Foreign currency denominated non-monetary assets and liabilities, measured at historical cost, are translated at the rate of exchange at the transaction date.

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications have no effect on the reported results of operations.

Change in fiscal year-end

On November 18, 2024, the Company changed its fiscal year-end from June 30 to December 31. The decision to change the fiscal year-end to a calendar year-end was made to align the Company’s reporting cycle more closely with how it manages its business.

Change in presentation currency

Effective July 1, 2024, the Company changed its presentation currency from CAD to USD due to its most significant assets and liabilities being denominated in USD and for consistency with peer companies in the mining industry. This change has been applied retrospectively.

As of June 30, 2024 and all prior periods, the Company's reporting currency was CAD as described in the Company’s consolidated financial statements for the six month fiscal period ended December 31, 2024. The currency remeasurement of the Company's results applied the International Accounting Standards ("IAS") transitional rules.

The amounts reported in these condensed consolidated interim financial statements for the periods prior to September 30, 2024 have been remeasured in USD based on the average rate during the respective periods. The accounting policy used to translate equity items prior to September 30, 2024 was to use the historical rate for each equity transaction that occurred to recreate the historical amounts. As of and prior to the three months ended September 30, 2024, equity items were translated quarterly using the average exchange rate for each quarter.

Critical accounting estimates and judgments

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities and contingent liabilities as of the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Estimates and judgments are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Information about critical judgments in applying accounting policies and assumptions and estimation uncertainties that have the most significant effect on the amounts recognized in the condensed consolidated interim financial statements are disclosed in Note 2 of the Company’s consolidated financial statements for the six month fiscal period ended December 31, 2024.